Consolidated Statements of Cash Flows (10-K) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flow from operating activities:
Net loss	$ (11,136,000)	$ (10,875,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	3,430,000	3,532,000
Amortization	1,182,000	1,448,000
Provision for doubtful accounts receivable	401,000	162,000
Common stock and share-based compensation, options	1,161,000	1,475,000
Impairment of intangibles and property	1,069,000	1,592,000
Change in fair value of derivative warrant and conversion liabilities	(5,420,000)	(332,000)
Loss on extinguishment	4,941,000	0
Financing expense	2,184,000	0
Recovery from former customer	0	(1,000,000)
Settlement with former officer	0	(267,000)
Deferred tax benefit	(1,935,000)	(345,000)
Foreign exchange loss	617,000	0
Other	158,000	772,000
Changes in operating assets and liabilities:
Accounts receivable	(462,000)	(577,000)
Inventories	201,000	343,000
Accounts payable and accrued expenses	215,000	517,000
Pre-petition liabilities	(1,615,000)	(4,790,000)
Other	187,000	(807,000)
Net cash used in operating activities	(4,822,000)	(9,152,000)
Cash flows from investing activities:
Receipts on notes receivable	700,000	1,100,000
Proceeds from sales of property	576,000	0
Purchases of property	(6,482,000)	(6,867,000)
Restricted cash	200,000	(200,000)
Other	44,000	(210,000)
Net cash used in investing activities	(4,962,000)	(6,177,000)
Cash flows from financing activities:
Proceeds from sale of membership interests in Nutra SA, net of costs	1,500,000	11,625,000
Proceeds from issuance of convertible debt and related warrants	3,563,000	506,000
Payments of debt	(12,610,000)	(8,818,000)
Proceeds from issuance of debt	15,189,000	15,056,000
Net cash provided by financing activities	7,642,000	18,369,000
Effect of exchange rate changes on cash and cash equivalents	(147,000)	(248,000)
Net change in cash and cash equivalents	(2,289,000)	2,792,000
Cash and cash equivalents, beginning of period	3,329,000	537,000
Cash and cash equivalents, end of period	1,040,000	3,329,000
Supplemental disclosures:
Cash paid for interest	1,651,000	1,551,000
Cash paid for income taxes	$ 0	$ 0